RELATED PARTY TRANSACTIONS (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Due from related parties	$ 113,748	$ 117,899	$ 76,591
Chanticleer Investors II, LLC [Member]
Due from related parties		19,864	1,485
Chanticleer Dividend Fund, Inc [Member]
Due from related parties	69,281	74,281	74,281
Hoot SA II and IV, LLC's [Member]
Due from related parties	$ 44,467	$ 43,618	$ 825